Distribution Date:	07/17/26	BANK 2019-BNK20
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK20

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.

Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com

Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		General Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12	Special Servicer

Mortgage Loan Detail (Part 1)	13-15		Tom Klump	(703) 302-8080	tklump@ncb.coop
			2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18
		General Special Servicer	LNR Partners,LLC
Principal Prepayment Detail	19
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Historical Detail	20				lnr.cmbs.notices@lnrproperty.com

Delinquency Loan Detail	21		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	22	Representations Reviewer
Specially Serviced Loan Detail - Part 1	23		David Rodgers	(212) 230-9025

Specially Serviced Loan Detail - Part 2	24		600 Third Avenue, 40th Floor | New York, NY 10016 | United States

Modified Loan Detail	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	28
		Trustee	Wilmington Trust, National Association
Supplemental Notes	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540AAA9	2.144000%	26,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06540AAB7	2.933000%	47,100,000.00	30,582,071.94	813,209.99	74,747.68	0.00	0.00	887,957.67	29,768,861.95	33.12%	30.00%
A-2	06540AAC5	2.758000%	350,000,000.00	283,310,699.19	0.00	651,142.42	0.00	0.00	651,142.42	283,310,699.19	33.12%	30.00%
A-3	06540AAD3	3.011000%	399,221,000.00	399,221,000.00	0.00	1,001,712.03	0.00	0.00	1,001,712.03	399,221,000.00	33.12%	30.00%
A-S	06540AAG6	3.243000%	146,950,000.00	146,950,000.00	0.00	397,132.38	0.00	0.00	397,132.38	146,950,000.00	19.32%	17.50%
B	06540AAH4	3.395000%	45,555,000.00	45,555,000.00	0.00	128,882.69	0.00	0.00	128,882.69	45,555,000.00	15.04%	13.63%
C	06540AAJ0	3.648789%	45,554,000.00	45,554,000.00	0.00	138,514.10	0.00	0.00	138,514.10	45,554,000.00	10.76%	9.75%
D	06540AAM3	2.500000%	27,921,000.00	27,921,000.00	0.00	58,168.75	0.00	0.00	58,168.75	27,921,000.00	8.14%	7.38%
E	06540AAP6	2.500000%	19,103,000.00	19,103,000.00	0.00	39,797.92	0.00	0.00	39,797.92	19,103,000.00	6.35%	5.75%
F	06540AAR2	3.711789%	22,043,000.00	22,043,000.00	0.00	68,182.46	0.00	0.00	68,182.46	22,043,000.00	4.28%	3.88%
G	06540AAT8	3.711789%	11,756,000.00	11,756,000.00	0.00	36,363.16	0.00	0.00	36,363.16	11,756,000.00	3.17%	2.88%
H*	06540AAV3	3.711789%	33,799,042.98	33,799,042.98	0.00	40,285.31	0.00	0.00	40,285.31	33,799,042.98	0.00%	0.00%
V	06540AAY7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540AAZ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	99U9CBGL0	3.711789%	61,873,791.74	56,094,463.90	42,800.53	170,126.87	0.00	0.00	212,927.40	56,051,663.37	0.00%	0.00%
Regular SubTotal			1,237,475,834.72	1,121,889,278.01	856,010.52	2,805,055.77	0.00	0.00	3,661,066.29	1,121,033,267.49

X-A	06540AAE1	0.804647%	822,921,000.00	713,113,771.14	0.00	478,170.85	0.00	0.00	478,170.85	712,300,561.14
X-B	06540AAF8	0.362052%	238,059,000.00	238,059,000.00	0.00	71,824.74	0.00	0.00	71,824.74	238,059,000.00
X-D	06540AAK7	1.211789%	47,024,000.00	47,024,000.00	0.00	47,485.96	0.00	0.00	47,485.96	47,024,000.00
Notional SubTotal			1,108,004,000.00	998,196,771.14	0.00	597,481.55	0.00	0.00	597,481.55	997,383,561.14

Deal Distribution Total					856,010.52	3,402,537.32	0.00	0.00	4,258,547.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540AAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06540AAB7	649.30089045	17.26560488	1.58699958	0.00000000	0.00000000	0.00000000	0.00000000	18.85260446	632.03528556
A-2	06540AAC5	809.45914054	0.00000000	1.86040691	0.00000000	0.00000000	0.00000000	0.00000000	1.86040691	809.45914054
A-3	06540AAD3	1,000.00000000	0.00000000	2.50916668	0.00000000	0.00000000	0.00000000	0.00000000	2.50916668	1,000.00000000
A-S	06540AAG6	1,000.00000000	0.00000000	2.70250003	0.00000000	0.00000000	0.00000000	0.00000000	2.70250003	1,000.00000000
B	06540AAH4	1,000.00000000	0.00000000	2.82916672	0.00000000	0.00000000	0.00000000	0.00000000	2.82916672	1,000.00000000
C	06540AAJ0	1,000.00000000	0.00000000	3.04065724	0.00000000	0.00000000	0.00000000	0.00000000	3.04065724	1,000.00000000
D	06540AAM3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	06540AAP6	1,000.00000000	0.00000000	2.08333351	0.00000000	0.00000000	0.00000000	0.00000000	2.08333351	1,000.00000000
F	06540AAR2	1,000.00000000	0.00000000	3.09315701	0.00000000	0.00000000	0.00000000	0.00000000	3.09315701	1,000.00000000
G	06540AAT8	1,000.00000000	0.00000000	3.09315754	0.00000000	0.00000000	0.00000000	0.00000000	3.09315754	1,000.00000000
H	06540AAV3	1,000.00000000	0.00000000	1.19190682	1.90125028	36.52779254	0.00000000	0.00000000	1.19190682	1,000.00000000
V	06540AAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540AAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	99U9CBGL0	906.59489782	0.69173925	2.74957886	0.05466175	1.05018923	0.00000000	0.00000000	3.44131811	905.90315857

Notional Certificates
X-A	06540AAE1	866.56407011	0.00000000	0.58106531	0.00000000	0.00000000	0.00000000	0.00000000	0.58106531	865.57587076
X-B	06540AAF8	1,000.00000000	0.00000000	0.30170983	0.00000000	0.00000000	0.00000000	0.00000000	0.30170983	1,000.00000000
X-D	06540AAK7	1,000.00000000	0.00000000	1.00982392	0.00000000	0.00000000	0.00000000	0.00000000	1.00982392	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	06/01/26 - 06/30/26	30	0.00	74,747.68	0.00	74,747.68	0.00	0.00	0.00	74,747.68	0.00
A-2	06/01/26 - 06/30/26	30	0.00	651,142.42	0.00	651,142.42	0.00	0.00	0.00	651,142.42	0.00
A-3	06/01/26 - 06/30/26	30	0.00	1,001,712.03	0.00	1,001,712.03	0.00	0.00	0.00	1,001,712.03	0.00
X-A	06/01/26 - 06/30/26	30	0.00	478,170.85	0.00	478,170.85	0.00	0.00	0.00	478,170.85	0.00
X-B	06/01/26 - 06/30/26	30	0.00	71,824.74	0.00	71,824.74	0.00	0.00	0.00	71,824.74	0.00
X-D	06/01/26 - 06/30/26	30	0.00	47,485.96	0.00	47,485.96	0.00	0.00	0.00	47,485.96	0.00
A-S	06/01/26 - 06/30/26	30	0.00	397,132.38	0.00	397,132.38	0.00	0.00	0.00	397,132.38	0.00
B	06/01/26 - 06/30/26	30	0.00	128,882.69	0.00	128,882.69	0.00	0.00	0.00	128,882.69	0.00
C	06/01/26 - 06/30/26	30	0.00	138,514.10	0.00	138,514.10	0.00	0.00	0.00	138,514.10	0.00
D	06/01/26 - 06/30/26	30	0.00	58,168.75	0.00	58,168.75	0.00	0.00	0.00	58,168.75	0.00
E	06/01/26 - 06/30/26	30	0.00	39,797.92	0.00	39,797.92	0.00	0.00	0.00	39,797.92	0.00
F	06/01/26 - 06/30/26	30	0.00	68,182.46	0.00	68,182.46	0.00	0.00	0.00	68,182.46	0.00
G	06/01/26 - 06/30/26	30	0.00	36,363.16	0.00	36,363.16	0.00	0.00	0.00	36,363.16	0.00
H	06/01/26 - 06/30/26	30	1,166,735.10	104,545.75	0.00	104,545.75	64,260.44	0.00	0.00	40,285.31	1,234,604.43
RR Interest	06/01/26 - 06/30/26	30	61,407.12	173,508.99	0.00	173,508.99	3,382.13	0.00	0.00	170,126.87	64,979.19
Totals			1,228,142.22	3,470,179.88	0.00	3,470,179.88	67,642.57	0.00	0.00	3,402,537.32	1,299,583.62

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,258,547.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,488,034.34	Master Servicing Fee	10,227.35
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,189.43
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	467.53
ARD Interest	0.00	Operating Advisor Fee	944.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	187.01
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,488,034.34	Total Fees	17,305.72

Principal		Expenses/Reimbursements
Scheduled Principal	856,010.52	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	48,474.62
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,916.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	800.07
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	856,010.52	Total Expenses/Reimbursements	68,191.36

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,402,537.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	856,010.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,258,547.84
Total Funds Collected	4,344,044.86	Total Funds Distributed	4,344,044.92

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,122,066,699.36	1,122,066,699.36	Beginning Certificate Balance	1,121,889,278.01
(-) Scheduled Principal Collections	856,010.52	856,010.52	(-) Principal Distributions	856,010.52
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,121,210,688.84	1,121,210,688.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,122,176,772.91	1,122,176,772.91	Ending Certificate Balance	1,121,033,267.49
Ending Actual Collateral Balance	1,121,287,680.44	1,121,287,680.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(177,421.35)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(177,421.35)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.71%
			UC / (OC) Interest	(548.79)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	18,697,982.41	1.67%	37	4.3782	NAP	Defeased	2	18,697,982.41	1.67%	37	4.3782	NAP
10,000,000 or less	45	212,273,714.89	18.93%	37	3.9535	2.097419	1.50 or less	22	271,267,002.13	24.19%	37	4.0787	0.755517
10,000,001 to 20,000,000	14	209,198,127.91	18.66%	37	3.8179	2.381970	1.51 to 1.70	7	70,574,092.19	6.29%	37	3.9977	1.611839
20,000,001 to 30,000,000	5	115,951,277.39	10.34%	36	3.8485	2.063697	1.71 to 1.90	7	71,142,233.51	6.35%	36	4.1235	1.783232
30,000,001 to 40,000,000	3	99,082,492.06	8.84%	37	3.8353	2.252443	1.91 to 2.10	6	157,404,884.22	14.04%	37	3.3813	2.047884
40,000,001 to 50,000,000	3	133,685,958.91	11.92%	36	3.3492	2.747764	2.11 to 2.30	4	33,712,631.87	3.01%	37	4.1068	2.238818
50,000,001 or greater	4	332,321,135.27	29.64%	37	3.5762	1.913185	2.31 or greater	28	498,411,862.51	44.45%	37	3.5067	3.141455
Totals	76	1,121,210,688.84	100.00%	37	3.7301	2.179280	Totals	76	1,121,210,688.84	100.00%	37	3.7301	2.179280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	18,697,982.41	1.67%	37	4.3782	NAP
							Defeased	2	18,697,982.41	1.67%	37	4.3782	NAP
Alabama	1	894,539.27	0.08%	37	4.8500	1.546700
							Industrial	1	18,500,000.00	1.65%	37	3.4000	4.531400
Arizona	2	9,280,673.16	0.83%	37	4.1829	1.853846
							Lodging	4	66,920,085.04	5.97%	37	4.0942	1.687343
California	10	442,598,767.14	39.48%	37	3.4660	2.848930
							Mixed Use	3	16,478,000.00	1.47%	37	4.0790	2.665055
Florida	2	35,915,386.82	3.20%	37	4.1878	1.652503
							Multi-Family	26	137,254,061.35	12.24%	37	3.2132	2.055720
Georgia	7	26,005,285.22	2.32%	37	4.3228	1.060997
							Office	12	491,619,283.26	43.85%	37	3.6860	1.961785
Illinois	5	88,809,534.69	7.92%	36	3.4023	2.212580
							Other	1	22,000,000.00	1.96%	37	3.2000	3.830500
Kansas	1	316,361.30	0.03%	37	4.8500	1.546700
							Retail	38	321,446,276.92	28.67%	37	3.9183	2.344143
Louisiana	2	55,661,617.02	4.96%	35	3.9987	1.551556
							Self Storage	3	28,295,000.00	2.52%	37	4.0006	3.077294
Michigan	4	14,195,079.50	1.27%	38	3.8059	3.104723
							Totals	90	1,121,210,688.84	100.00%	37	3.7301	2.179280
Nevada	2	47,410,000.00	4.23%	36	3.7393	2.991562

New Jersey	1	16,000,000.00	1.43%	38	3.3500	3.651000

New York	34	176,338,969.40	15.73%	37	3.8927	0.712062

North Carolina	5	53,382,293.11	4.76%	37	3.9109	2.080979

Oregon	1	25,562,611.51	2.28%	35	4.1500	1.722400

Pennsylvania	2	22,604,376.55	2.02%	37	3.8654	1.977640

South Carolina	2	8,366,043.43	0.75%	36	3.8571	1.607157

Texas	5	51,261,168.45	4.57%	37	4.5396	1.545155

Washington	2	27,910,000.00	2.49%	37	3.4223	3.581607

Totals	90	1,121,210,688.84	100.00%	37	3.7301	2.179280

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	18,697,982.41	1.67%	37	4.3782	NAP	Defeased	2	18,697,982.41	1.67%	37	4.3782	NAP
	4.4999% or less	66	1,050,581,357.13	93.70%	37	3.6671	2.220154	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	7	47,931,349.30	4.27%	38	4.7472	1.417593	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	1	4,000,000.00	0.36%	37	5.0500	2.181600	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	1,121,210,688.84	100.00%	37	3.7301	2.179280	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	74	1,102,512,706.43	98.33%	37	3.7191	2.185123
								Totals	76	1,121,210,688.84	100.00%	37	3.7301	2.179280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	18,697,982.41	1.67%	37	4.3782	NAP	Defeased	2	18,697,982.41	1.67%	37	4.3782	NAP
	119 months or less	74	1,102,512,706.43	98.33%	37	3.7191	2.185123	Interest Only	33	674,944,250.00	60.20%	37	3.5580	2.483368
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	38	410,774,304.16	36.64%	37	4.0038	1.746698
	Totals	76	1,121,210,688.84	100.00%	37	3.7301	2.179280	301 months or greater	3	16,794,152.27	1.50%	38	3.2297	0.922469
								Totals	76	1,121,210,688.84	100.00%	37	3.7301	2.179280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	18,697,982.41	1.67%	37	4.3782	NAP			No outstanding loans in this group
Underwriter's Information		5	62,806,139.41	5.60%	36	3.7581	2.514258
	12 months or less	49	975,214,244.79	86.98%	37	3.7313	2.203805
	13 months to 24 months	20	64,492,322.23	5.75%	38	3.4962	1.582094
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	1,121,210,688.84	100.00%	37	3.7301	2.179280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801935	OF	San Francisco	CA	Actual/360	3.450%	287,500.00	0.00	0.00	08/01/29	08/01/34	--	100,000,000.00	100,000,000.00	07/01/26
1A	300801965				Actual/360	3.450%	57,500.00	0.00	0.00	08/01/29	08/01/34	--	20,000,000.00	20,000,000.00	07/01/26
2	310951022	OF	Burbank	CA	Actual/360	3.130%	260,833.33	0.00	0.00	N/A	08/11/29	--	100,000,000.00	100,000,000.00	07/11/26
3	300801925	OF	New York	NY	Actual/360	4.233%	261,035.00	0.00	0.00	N/A	07/01/29	--	74,000,000.00	74,000,000.00	04/01/25
5	300801939	RT	Apple Valley	CA	30/360	3.724%	181,300.37	97,997.19	0.00	N/A	08/01/29	--	58,419,132.46	58,321,135.27	07/01/26
6	310949401	OF	New Orleans	LA	Actual/360	3.970%	143,925.97	118,112.56	0.00	N/A	06/11/29	--	43,504,071.47	43,385,958.91	07/11/26
7	300801941	OF	Rancho Cordova	CA	Actual/360	3.350%	126,462.50	0.00	0.00	N/A	08/01/29	--	45,300,000.00	45,300,000.00	07/01/26
8	1957527	MF	Chicago	IL	Actual/360	2.750%	103,125.00	0.00	0.00	N/A	07/01/29	--	45,000,000.00	45,000,000.00	07/01/26
9	322360009	RT	Las Vegas	NV	Actual/360	3.741%	31,173.33	0.00	0.00	N/A	07/01/29	--	10,000,000.00	10,000,000.00	07/01/26
9A	322360109				Actual/360	3.741%	31,173.33	0.00	0.00	N/A	07/01/29	--	10,000,000.00	10,000,000.00	07/01/26
9B	310951469				Actual/360	3.741%	62,346.67	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	07/01/26
10	1956439	RT	Cicero	IL	Actual/360	4.060%	112,146.14	64,367.31	0.00	N/A	08/01/29	--	33,146,859.37	33,082,492.06	07/01/26
11	310950396	RT	San Francisco	CA	Actual/360	3.570%	104,125.00	0.00	0.00	N/A	07/11/29	--	35,000,000.00	35,000,000.00	07/11/26
12	1957166	OF	Los Angeles	CA	Actual/360	3.895%	100,620.83	0.00	0.00	N/A	08/01/29	--	31,000,000.00	31,000,000.00	07/01/26
13	310949800	OF	Salem	OR	Actual/360	4.150%	88,543.31	40,274.07	0.00	N/A	06/11/29	--	25,602,885.58	25,562,611.51	07/11/26
14	300801937	LO	Orlando	FL	Actual/360	4.150%	77,388.98	47,150.69	0.00	N/A	08/01/29	--	22,377,537.51	22,330,386.82	07/01/26
15	310950458	RT	Various	Various	Actual/360	3.840%	76,302.69	41,599.47	0.00	N/A	07/11/29	--	23,844,590.89	23,802,991.42	07/11/26
16	300801930	RT	Lebanon	PA	Actual/360	3.850%	71,533.86	40,980.12	0.00	N/A	08/01/29	--	22,296,267.76	22,255,287.64	07/01/26
17	310950034	98	Seattle	WA	Actual/360	3.200%	58,666.67	0.00	0.00	N/A	08/11/29	--	22,000,000.00	22,000,000.00	07/11/26
18	300801932	LO	Charlotte	NC	Actual/360	3.911%	63,634.66	35,548.05	0.00	N/A	08/01/29	--	19,524,826.32	19,489,278.27	07/01/26
19	410949616	IN	Hayward	CA	Actual/360	3.400%	52,416.67	0.00	0.00	N/A	08/11/29	--	18,500,000.00	18,500,000.00	07/11/26
20	1957741	RT	Plano	TX	Actual/360	4.750%	64,957.04	31,547.72	0.00	N/A	10/01/29	--	16,410,199.62	16,378,651.90	07/01/26
21	322360021	OF	Atlanta	GA	Actual/360	4.180%	34,833.33	0.00	0.00	N/A	07/01/29	--	10,000,000.00	10,000,000.00	07/01/26
21A	322360121				Actual/360	4.180%	24,383.33	0.00	0.00	N/A	07/01/29	--	7,000,000.00	7,000,000.00	07/01/26
22	1957531	RT	Bridgewater	NJ	Actual/360	3.350%	44,666.67	0.00	0.00	N/A	09/01/29	--	16,000,000.00	16,000,000.00	07/01/26
23	453012140	RT	Plano	TX	Actual/360	4.400%	35,535.28	14,540.81	0.00	N/A	07/01/29	--	9,691,440.08	9,676,899.27	07/01/26
23A	453012141				Actual/360	4.400%	21,321.17	8,724.49	0.00	N/A	07/01/29	--	5,814,863.90	5,806,139.41	07/01/26
24	310951465	OF	Pleasanton	CA	Actual/360	3.780%	44,659.54	0.00	0.00	08/11/29	08/11/32	--	14,177,631.87	14,177,631.87	07/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	1957524	SS	League City	TX	Actual/360	4.640%	51,133.21	26,122.44	0.00	N/A	08/01/29	--	13,224,104.85	13,197,982.41	07/01/26
26	300801928	LO	New Orleans	LA	Actual/360	4.100%	42,071.44	37,934.66	0.00	N/A	07/01/29	--	12,313,592.77	12,275,658.11	07/01/26
27	310951147	LO	San Antonio	TX	Actual/360	4.270%	45,729.99	26,757.39	0.00	N/A	08/11/29	--	12,851,519.23	12,824,761.84	07/11/26
28	300801923	SS	North Lauderdale	FL	Actual/360	4.250%	48,113.54	0.00	0.00	N/A	07/01/29	--	13,585,000.00	13,585,000.00	07/01/26
29	300801936	RT	San Diego	CA	Actual/360	3.700%	40,083.33	0.00	0.00	N/A	08/01/29	--	13,000,000.00	13,000,000.00	07/01/26
30	470115350	MF	New York	NY	Actual/360	3.090%	28,456.78	20,279.53	0.00	N/A	09/01/29	--	11,051,175.45	11,030,895.92	07/01/26
31	470114980	MF	Beechhurst	NY	Actual/360	3.390%	27,863.87	23,072.73	0.00	N/A	09/01/29	--	9,863,318.04	9,840,245.31	07/01/26
32	470114560	MF	West Harrision	NY	Actual/360	3.720%	34,100.00	0.00	0.00	N/A	09/01/29	--	11,000,000.00	11,000,000.00	07/01/26
33	1956836	RT	Charlotte	NC	Actual/360	4.100%	37,365.52	0.00	0.00	N/A	10/01/29	--	10,936,250.00	10,936,250.00	07/01/26
34	1957835	MF	Kalamazoo	MI	Actual/360	3.530%	27,945.83	0.00	0.00	N/A	09/01/29	--	9,500,000.00	9,500,000.00	07/01/26
35	300801934	RT	Prescott	AZ	Actual/360	4.150%	30,640.32	15,539.50	0.00	N/A	08/01/29	--	8,859,851.53	8,844,312.03	07/01/26
36	322360036	OF	Rochester	NY	Actual/360	4.990%	34,372.10	11,205.80	0.00	N/A	07/01/29	--	8,265,836.15	8,254,630.35	07/05/26
37	1856368	RT	Various	Various	Actual/360	4.850%	28,138.72	19,659.66	0.00	N/A	08/01/29	--	6,962,158.29	6,942,498.63	07/01/26
38	300801942	RT	Sandy Springs	GA	Actual/360	4.550%	29,361.90	12,685.09	0.00	N/A	09/01/29	--	7,743,797.65	7,731,112.56	07/01/26
39	1957127	OF	Downers Grove	IL	Actual/360	4.280%	25,114.06	12,875.98	0.00	N/A	08/01/29	--	7,041,326.60	7,028,450.62	07/01/26
40	300801938	SS	Las Vegas	NV	Actual/360	3.731%	23,038.92	0.00	0.00	N/A	08/01/29	--	7,410,000.00	7,410,000.00	07/01/26
41	322360041	MU	Chapel Hill	NC	Actual/360	3.780%	23,240.70	0.00	0.00	N/A	07/01/29	--	7,378,000.00	7,378,000.00	07/01/26
42	410950908	SS	Palmdale	CA	Actual/360	3.810%	23,177.50	0.00	0.00	N/A	08/11/29	--	7,300,000.00	7,300,000.00	07/11/26
43	1957834	OF	Redmond	WA	Actual/360	4.250%	20,931.25	0.00	0.00	N/A	09/01/29	--	5,910,000.00	5,910,000.00	07/01/26
44	1957596	IN	Miami Lakes	FL	Actual/360	3.750%	17,187.50	0.00	0.00	N/A	08/05/29	03/05/29	5,500,000.00	5,500,000.00	07/05/26
45	1957500	MU	Brooklyn	NY	Actual/360	3.750%	15,937.50	0.00	0.00	09/01/29	09/01/34	--	5,100,000.00	5,100,000.00	07/01/26
46	470115050	MF	New York	NY	Actual/360	3.280%	12,846.67	0.00	0.00	N/A	09/01/29	--	4,700,000.00	4,700,000.00	07/01/26
47	470114320	MF	Forest Hills	NY	Actual/360	3.500%	12,027.41	5,405.18	0.00	N/A	09/01/29	--	4,123,683.20	4,118,278.02	07/01/26
48	470115090	MF	Middle Island	NY	Actual/360	3.360%	10,798.62	9,058.36	0.00	N/A	09/01/29	--	3,856,649.98	3,847,591.62	07/01/26
49	470114710	MF	New York	NY	Actual/360	3.380%	10,603.22	8,861.19	0.00	N/A	08/01/29	--	3,764,455.04	3,755,593.85	07/01/26
50	1956537	MU	Austin	TX	Actual/360	5.050%	16,833.33	0.00	0.00	N/A	08/01/29	--	4,000,000.00	4,000,000.00	07/01/26
51	410950661	RT	Silvis	IL	Actual/360	3.560%	9,051.48	7,008.74	0.00	N/A	08/11/29	--	3,051,059.47	3,044,050.73	07/11/26
52	1957904	MF	Sterling Heights	MI	Actual/360	4.100%	10,413.22	6,498.72	0.00	N/A	08/01/29	--	3,047,771.33	3,041,272.61	07/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
53	410948799	RT	Newark	NY	Actual/360	4.500%	10,895.87	5,824.75	0.00	N/A	09/11/29	--	2,905,564.73	2,899,739.98	04/11/25
54	1957578	RT	Woodmere	NY	Actual/360	4.710%	12,363.75	0.00	0.00	N/A	09/01/29	--	3,150,000.00	3,150,000.00	07/01/26
55	470114790	MF	Yonkers	NY	Actual/360	3.420%	7,627.57	6,265.90	0.00	N/A	08/01/29	--	2,676,338.90	2,670,073.00	07/01/26
56	470114520	MF	Brooklyn	NY	Actual/360	3.350%	7,415.04	6,247.08	0.00	N/A	09/01/29	--	2,656,133.72	2,649,886.64	07/01/26
57	470114950	MF	New York	NY	Actual/360	3.570%	7,560.97	5,801.39	0.00	N/A	09/01/29	--	2,541,500.86	2,535,699.47	07/01/26
58	470115430	MF	Forest Hills	NY	Actual/360	3.190%	6,124.84	5,537.00	0.00	N/A	09/01/29	--	2,304,015.58	2,298,478.58	07/01/26
59	1957739	RT	Cedar Park	TX	Actual/360	4.590%	9,863.44	3,961.83	0.00	N/A	08/01/29	--	2,578,677.71	2,574,715.88	07/01/26
60	470113650	MF	Brooklyn	NY	Actual/360	3.510%	6,276.88	4,963.20	0.00	N/A	08/01/29	--	2,145,942.32	2,140,979.12	07/01/26
61	470110030	MF	Bronx	NY	Actual/360	3.950%	6,142.47	8,941.25	0.00	N/A	08/01/29	--	1,866,068.30	1,857,127.05	07/01/26
62	470115130	MF	Mt Vernon	NY	Actual/360	3.220%	5,213.28	4,650.24	0.00	N/A	09/01/29	--	1,942,838.24	1,938,188.00	07/01/26
63	470114730	MF	Yonkers	NY	Actual/360	3.270%	5,242.73	4,574.13	0.00	N/A	09/01/29	--	1,923,938.37	1,919,364.24	07/01/26
64	470114630	MF	New York	NY	Actual/360	3.540%	6,268.75	0.00	0.00	N/A	09/01/29	--	2,125,000.00	2,125,000.00	07/01/26
65	470114860	MF	New York	NY	Actual/360	3.330%	5,827.50	0.00	0.00	N/A	09/01/29	--	2,100,000.00	2,100,000.00	07/01/26
66	470115260	MF	Riverdale	NY	Actual/360	3.230%	4,598.51	4,083.68	0.00	N/A	09/01/29	--	1,708,425.55	1,704,341.87	07/01/26
67	470115160	MF	Mt Vernon	NY	Actual/360	3.340%	4,768.41	4,034.81	0.00	N/A	09/01/29	--	1,713,202.76	1,709,167.95	07/01/26
68	1957371	RT	Pleasant Valley	NY	Actual/360	3.900%	6,500.00	0.00	0.00	N/A	09/01/29	--	2,000,000.00	2,000,000.00	07/01/26
69	470114210	MF	New York	NY	Actual/360	3.550%	5,768.75	0.00	0.00	N/A	08/01/29	--	1,950,000.00	1,950,000.00	07/01/26
70	470114610	MF	New Rochelle	NY	Actual/360	3.490%	4,790.46	2,171.79	0.00	N/A	08/01/29	--	1,647,150.12	1,644,978.33	07/01/26
71	470114690	MF	New York	NY	Actual/360	3.470%	3,843.44	3,090.82	0.00	N/A	08/01/29	--	1,329,145.04	1,326,054.22	07/01/26
72	470115190	MF	New York	NY	Actual/360	3.170%	2,253.08	2,055.20	0.00	N/A	09/01/29	--	852,900.75	850,845.55	07/01/26
Totals							3,488,034.34	856,010.52	0.00				1,122,066,699.36	1,121,210,688.84
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	60,439,897.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,828,935.11	3,311,081.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(977,626.00)	0.00	--	--	02/11/26	11,512,664.04	509,801.93	219,696.90	3,453,243.46	1,607,055.36	0.00
5	8,415,760.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,100,570.09	1,332,882.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,727,258.06	1,669,976.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,487,326.36	2,283,864.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	85,850,631.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,222,386.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,401,946.85	1,119,770.24	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,347,240.26	543,196.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,799,532.76	669,131.25	07/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,357,199.27	2,274,697.56	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,906,391.58	629,187.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,264,479.28	743,137.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,482,135.00	674,171.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,572,959.30	2,646,267.26	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,115,416.56	730,380.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,840,254.01	419,249.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,005,867.82	271,427.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,099,716.77	532,103.38	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,706,710.71	681,241.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,713,496.81	438,977.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	2,160,924.34	2,048,187.59	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,864,035.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,317,423.60	330,374.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,801,020.35	408,560.34	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	368,101.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,276,373.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	181,826.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,196,496.00	299,124.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,329,593.74	313,462.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,263,310.86	288,772.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,268,811.00	892,320.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,119,116.80	263,761.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,085,548.00	335,075.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,075,507.74	216,993.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	988,125.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	843,716.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,087,129.79	294,993.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	596,309.91	175,578.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	561,220.47	138,624.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	648,115.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	367,488.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	510,235.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	600,042.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	425,734.43	115,226.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	725,644.37	129,687.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	514,797.25	147,985.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	0.00	320,035.00	04/01/24	03/31/25	05/11/26	2,112,126.31	84,968.39	8,778.51	165,654.42	124,113.87	0.00
54	304,465.54	76,115.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	345,233.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	122,043.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	547,751.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	205,146.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	324,406.66	71,365.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	62,435.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	37,854.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	131,117.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	115,599.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	133,793.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	(13,483.07)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	322,265.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	171,443.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	302,468.06	57,834.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
69	148,684.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	132,599.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	92,100.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	163,072.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	257,534,125.43	27,894,822.87				13,624,790.35	594,770.32	228,475.41	3,618,897.88	1,731,169.23	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26	0	0.00	0	0.00	2	76,899,739.98	0	0.00	1	2,899,739.98	0	0.00	0	0.00	0	0.00	3.730096%	3.694446%	37
06/17/26	0	0.00	0	0.00	2	76,905,564.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.730296%	3.694654%	38
05/15/26	0	0.00	0	0.00	2	76,911,005.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.730482%	3.694847%	39
04/17/26	0	0.00	0	0.00	2	76,916,787.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.730680%	3.695052%	40
03/17/26	0	0.00	0	0.00	2	76,922,185.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.730863%	3.695243%	41
02/18/26	0	0.00	0	0.00	2	76,928,655.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.731086%	3.695474%	42
01/16/26	0	0.00	0	0.00	2	76,934,006.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.731268%	3.695664%	43
12/17/25	0	0.00	0	0.00	2	76,939,337.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.731450%	3.695853%	44
11/18/25	0	0.00	0	0.00	2	76,945,014.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.731644%	3.696054%	45
10/20/25	0	0.00	0	0.00	2	76,950,302.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.731823%	3.696241%	46
09/17/25	0	0.00	0	0.00	2	76,955,938.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.732015%	3.696441%	47
08/15/25	0	0.00	0	0.00	2	76,961,184.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.732192%	3.696626%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	300801925	04/01/25	14	6	219,696.90	3,453,243.46	2,510,151.25	74,000,000.00	09/10/24	13
53	410948799	04/11/25	14	6	8,778.51	165,654.42	202,570.00	2,982,705.30	01/03/25	7			06/24/26
Totals					228,475.41	3,618,897.88	2,712,721.25	76,982,705.30
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		366,227,889	292,227,889	74,000,000		0
37 - 48 Months		615,705,168	612,805,428		0	2,899,740
49 - 60 Months		0	0		0	0
> 60 Months		139,277,632	139,277,632		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	1,121,210,689	1,044,310,949	0	0	74,000,000	2,899,740
Jun-26	1,122,066,699	1,045,161,135	0	0	76,905,565	0
May-26	1,122,877,800	1,045,966,794	0	0	76,911,005	0
Apr-26	1,123,728,214	1,046,811,426	0	0	76,916,788	0
Mar-26	1,124,533,572	1,047,611,387	0	0	76,922,185	0
Feb-26	1,125,463,018	1,048,534,362	0	0	76,928,655	0
Jan-26	1,126,288,186	1,049,354,179	0	0	76,934,007	0
Dec-25	1,127,110,511	1,050,171,173	0	0	76,939,337	0
Nov-25	1,127,974,026	1,051,029,012	0	0	76,945,014	0
Oct-25	1,128,790,537	1,051,840,235	0	0	76,950,302	0
Sep-25	1,129,648,426	1,052,692,487	0	0	76,955,938	0
Aug-25	1,130,459,163	1,053,497,979	0	0	76,961,184	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	300801925	74,000,000.00	74,000,000.00	74,100,000.00	01/29/26	(977,626.00)	(0.30200)	12/31/25	07/01/29	I/O
53	410948799	2,899,739.98	2,982,705.30	1,220,000.00	01/06/26	320,035.00	1.59500	03/31/25	09/11/29	277
Totals		76,899,739.98	76,982,705.30	75,320,000.00		(657,591.00)

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	300801925	OF	NY	09/10/24	13

The Loan transferred SS on 9/10/2024 due to Delinquent Payments and cash flow shortfalls. Collateral consists of two adjacent and interconnected Class B multi-tenanted buildings located in NY, NY. Property was built in 1925, includes 13,471

SF of ret ail space, and totals 200,454 SF. The Property's largest Tenant, WeWork (51.2% NRA, 1/34 LXP), vacated upon the lease being rejected under tenant's Chapter 11 BK case. A FC complaint was filed, and the receiver (Banyan Street

Capital) was appointed i n May 2025. MSJ was filed on 9/25/2025 and Lender is still awaiting a decision from the court, which is expected imminently. As of YE 2025, the annualized NOI/DSCR at the Property was -$977K/-0.30x/5%. The

Property remains 5% occupied as of 3/31/26.Lender is considering a sale of the Note and is in the process of evaluating potential options and next steps. Various third parties have formally inquired about purchasing the Note or the Property, or assuming the Debt, and the Lender continues to e valuate the viability of the proposals received. Due to the Midtown South Rezoning initiative, the Lender has obtained a redevelopment study from a third-party consultant. Colliers has been formally engaged as broker to run a full marketing and sale process for the Note. Lender continues to gather additional information to maximize net present value recovery while reserving all rights under the Loan Documents.

53	410948799	RT	NY	01/03/25	7

REO Title Date: June 24, 2026. Description of Collateral: Subject is a vacant Rite Aid property totaling 13,084 SF located in Newark, NJ, approximately 27 miles east of Rochester in upstate NY. Rite Aid's Lease was rejected effective 7/31/2025 afte r Rite Aid's second BK filing in May 2025. The Property was gut renovated and built to suit for Rite Aid in 2015 and features a drive-thru and 48 parking spaces. Property occupies the hard corner on the southwest portion of the Main

Street and W Union Street intersection and is adjacent to a former Save a Lot food store. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: Per the 1/22/2026 inspection, the Property was noted to be in very good condition. One minor DM item was noted- building concrete foundation line at the edge of the sidewalk is shipped and deteriorating. Looking to address immediate / life safety DM. Leasing Summary: Engaging leasing agent to market the space for lease. Marketing Summary: The Asset is not presently listed for sale.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	300801937	0.00	4.15000%	0.00	4.15000%	9	12/23/21	04/01/20	--
27	310951147	14,463,645.33	4.27000%	14,444,339.97 4.27000%		10	08/11/20	08/11/20	08/11/20
27	310951147	0.00	4.27000%	0.00	4.27000%	10	07/14/20	08/11/20	08/11/20
36	322360036	0.00	4.99000%	0.00	4.99000%		10/01/24	02/05/24	01/13/25
Totals		14,463,645.33		14,444,339.97
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	15,416.67	0.00	0.00	40,562.95	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	800.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	3,500.00	0.00	0.00	7,911.67	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,916.67	0.00	800.07	48,474.62	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		68,191.36

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the BANK 2019-BNK20 transaction, certain information provided to the Certificate Administrator regarding Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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